General - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of operating segments	1
Number of Reportable segment	1
Trade receivables | $	$ 301.2	$ 271.8
Revenue | Two Channel Partner | Customer Concentration Risk
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	40.00%	40.00%	39.00%
Revenue | One Channel Partner | Customer Concentration Risk
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	25.00%	24.00%	22.00%
Revenue | Other Channel Partner | Customer Concentration Risk
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of revenue derived from distribution channels	15.00%	16.00%	17.00%